Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	$ 150,197	$ 151,481
Interest cost	(220)	(257)
Benefits paid	(5,783)	(2,142)
Actuarial gain or losses	(33,691)	(10,953)
Balance at end of period	102,375	150,197
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	12,371	11,892
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	139,763	144,044
Current service cost	(21,158)	4,541
Interest cost	12,371	11,892
Benefits paid	(3,878)	(2,072)
Benefits paid from plan assets	(6,044)	(7,315)
Actuarial gain or losses	(33,234)	(11,327)
Balance at end of period	87,820	139,763
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	770	867
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	13,365	10,467
Current service cost	3,907	1,727
Interest cost	770	867
Benefits paid	(1,905)	(70)
Benefits paid from plan assets	0	0
Actuarial gain or losses	(457)	374
Balance at end of period	$ 15,680	$ 13,365